Mortgage Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2013
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Summary of Mortgage Servicing Rights

A summary of mortgage servicing rights follows:

	2013	2012	2011
	(dollars in thousands)

Beginning of year mortgage servicing rights:	$2,394	$2,142	$2,134
Amounts capitalized	763	1,237	679
Amortization	(801)	(908)	(671)
Impairment	—	(77)	—

End of year	$2,356	$2,394	$2,142

Estimated Amortization Expense	Amortization expense is estimated as follows:

Year ending December 31,
(dollars in thousands)

2014	$557
2015	482
2016	407
2017	332
2018	257
Thereafter	321

Total	$2,356

Key Assumptions Used to Value Mortgage Servicing Rights

The key assumptions used to value mortgage servicing rights as of December 31, 2013 were as follows:

	2013	2012

Weighted average remaining life	260 months	264 months
Weighted average discount rate	12%	12%
Weighted average coupon	4.01%	4.22%
Weighted average prepayment speed	187%	325%